Share-based Payments - Range of Exercise Prices of Outstanding Shares (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	3,083,000	4,589,000	4,481,000
Weighted-average exercise price of options outstanding | $ / shares	$ 2.10	$ 2.16	$ 2.86
Number of share options exercisable | shares	1,810,000	2,797,000
Weighted-average exercise price of options exercisable | $ / shares	$ 2.35	$ 2.35
Stock Option [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	3,083,000
Weighted-average remaining contractual life of options outstanding	2 years 6 months
Weighted-average exercise price of options outstanding | $ / shares	$ 2.10
Number of share options exercisable | shares		1,810,000
Weighted-average remaining contractual life of exercisable options	1 year 9 months 18 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.35
0.79 - 1.48 [member] | Stock Option [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	819,000
Weighted-average remaining contractual life of options outstanding	3 years 4 months 24 days
Weighted-average exercise price of options outstanding | $ / shares	$ 0.79
Number of share options exercisable | shares		273,000
Weighted-average remaining contractual life of exercisable options	3 years 4 months 24 days
Weighted-average exercise price of options exercisable | $ / shares	$ 0.79
1.49 - 2.39 [member] | Stock Option [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	684,000
Weighted-average remaining contractual life of options outstanding	2 years 7 months 6 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.16
Number of share options exercisable | shares		282,000
Weighted-average remaining contractual life of exercisable options	4 months 24 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.16
2.40 - 2.73 [member] | Stock Option [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	604,000
Weighted-average remaining contractual life of options outstanding	1 year 4 months 24 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.62
Number of share options exercisable | shares		604,000
Weighted-average remaining contractual life of exercisable options	1 year 4 months 24 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.62
2.74 - 2.83 [member] | Stock Option [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	976,000
Weighted-average remaining contractual life of options outstanding	2 years 2 months 12 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.83
Number of share options exercisable | shares		651,000
Weighted-average remaining contractual life of exercisable options	2 years 2 months 12 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.83